Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
— OPERATING ACTIVITIES
Net income for the year	$ 78,450	$ 27,622
Items not affecting cash:
Depletion and depreciation	60,239	36,177
Gain on disposal of investments in associate	(37,396)	0
Gain on disposal of stream, royalty and other interests	(25,833)	0
Interest expense and financing amortization	17,193	2,072
Share-based payments	6,101	6,002
Deferred income tax expense	4,058	14,202
(Gain) loss on revaluation of investments	(1,756)	1,659
Share of net loss of associates	3,654	943
Stream, royalty and other interests impairments	1,086	408
Unrealized foreign exchange loss	765	589
Gain on revaluation of Vale Royalties financial instrument	0	(5,887)
Other	3,245	(307)
Changes in non-cash working capital	(2,890)	(2,341)
Cash flow from (used in) operating activities	106,916	81,139
— INVESTING ACTIVITIES
Acquisition of stream, royalty, and other interests	(620,790)	(152,697)
Proceeds from disposal of stream, royalty and other interests	38,113	0
Proceeds from disposal of investments and other	7,255	22,362
Acquisition of investments and other assets	(33,432)	(13,018)
Investment in Hod Maden interest	(3,818)	(559)
Cash flow from (used in) investing activities	(612,672)	(143,912)
— FINANCING ACTIVITIES
Bank debt drawn	653,122	0
Bank debt repaid	(212,372)	0
Proceeds from issuance of common shares net of financing costs	86,031	0
Interest paid	(15,159)	(1,169)
Dividends paid	(13,637)	0
Redemption of common shares (normal course issuer bid) and other	(421)	(33,051)
Cash flow from (used in) financing activities	497,564	(34,220)
Effect of exchange rate changes on cash and cash equivalents	(945)	(617)
Net decrease in cash and cash equivalents	(9,137)	(97,610)
Cash and cash equivalents — beginning of the year	16,166	113,776
Cash and cash equivalents — end of the year	$ 7,029	$ 16,166